Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of our equity awards, including Stock Options, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described above in “Executive Compensation Governance” and “Long-Term Compensation.” If additional long-term incentive compensation is determined to be appropriate, our board of directors, compensation committee or applicable designee approves any annual grants of Stock Options for continuing employees in the first or second fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of these Stock Options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of Stock Options may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed board members.

The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to us before granting an equity award, we will consider such information and use our business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for NSOs and ISOs under the 2025 Incentive Award Plan. Vesting dates for Stock Options typically follow a standard monthly cadence, or follow a one-year anniversary following employment commencement, and are not timed to anticipate the release of MNPI.
During fiscal year 2025, we did not grant Stock Options, stock appreciation rights, or similar option‐like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI.

Award Timing Method
Grants of our equity awards, including Stock Options, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described above in “Executive Compensation Governance” and “Long-Term Compensation.” If additional long-term incentive compensation is determined to be appropriate, our board of directors, compensation committee or applicable designee approves any annual grants of Stock Options for continuing employees in the first or second fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of these Stock Options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of Stock Options may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed board members.
The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to us before granting an equity award, we will consider such information and use our business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for NSOs and ISOs under the 2025 Incentive Award Plan. Vesting dates for Stock Options typically follow a standard monthly cadence, or follow a one-year anniversary following employment commencement, and are not timed to anticipate the release of MNPI.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grant dates of these Stock Options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K.
MNPI Disclosure Timed for Compensation Value	false